Prepayments and other current assets, net - Schedule of movements in the allowance of prepayments and other current assets for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Prepayments and other current assets, net
Balance as of January 1	¥ 11,760	¥ 18,102
Write-off		(6,862)
Amounts charged to expenses	284	520
Balance as of December 31	¥ 12,044	¥ 11,760